BEA Strategic Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

Daniel H. Sigg                    RICHARD J. LINDQUIST
CHAIRMAN AND CHIEF                VICE PRESIDENT
EXECUTIVE OFFICER                 Michael A. Pignataro
Robert J. Moore                   SECRETARY
PRESIDENT AND CHIEF               Wendy S. Setnicka
INVESTMENT OFFICER                ASSISTANT VICE
Prof. Enrique R. Arzac            PRESIDENT
DIRECTOR                          AND ASSISTANT
Lawrence J. Fox                   SECRETARY
DIRECTOR                          Paul P. Stamler
James S. Pasman, Jr.              TREASURER
DIRECTOR                          John M. Corcoran
                                  ASSISTANT TREASURER

            --------------------------------------------------------
INVESTMENT ADVISER

BEA Associates
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIAN
The Chase Manhattan Bank
770 Broadway
New York, New York 10003
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
The Chase Manhattan Bank
770 Broadway
New York, New York 10003
Phone 1-800-428-8890
            --------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
153 East 53rd Street
New York, New York 10022
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

INCREASE YOUR FUND HOLDINGS THROUGH DIVIDEND
REINVESTMENT AND DIRECT CASH PURCHASES

The Fund offers the opportunity for all shareholders to participate in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, participating shareholders receive, in lieu of cash dividends, common stock of the Fund. In addition, participants in the Plan have the option of making voluntary cash payments of $100 to $1,000 (per investment period), plus any dividends received in cash, to the Plan Agent to purchase Fund shares in the open market. A brochure further describing the Plan and additional information concerning terms and conditions, and any applicable charges relating to the Plan, can be obtained from the Plan's agent at (800) 428-8890.

                                     [LOGO]

                        BEA Strategic Income Fund, Inc.

                                     [LOGO]

                              THIRD QUARTER REPORT
                               September 30, 1996

BEA STRATEGIC INCOME FUND, INC.

----------
Dear Shareholders:                                              November 8, 1996

We are pleased to report on the activities of the BEA Strategic Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1996.

    At September 30, 1996, the Fund's net asset value (NAV) was $10.29, compared to an NAV of $10.11 at June 30, 1996. As a result, the Fund's total return (based on NAV and assuming reinvestment of dividends of $0.2025 per share) for the period was 4.07%. At September 30, 1996, $56.6 million was invested in high-yield debt securities; $15.7 million was invested in domestic, investment-grade debt securities; $12.1 million was invested in international, investment-grade securities; and the balance of the Fund's investments, $3.6 million, was invested in equity securities. The investment-grade component consisted of short and intermediate-term mortgages, asset-backed securities, global government bonds and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (41.41%) was in B-rated issues.

THE MARKET

    Through September, high yield remained the top performer among the major U.S. fixed income categories in 1996. As measured by the Salomon Brothers High Yield Market Index, high yield rose 7.11%, much higher than government bonds (-0.16%), corporate bonds (-0.14%) and mortgages (2.41%). High yield also outperformed bonds globally, which gained 1.21%. [All returns cited from the corresponding Salomon Brothers index.]

    Individuals have been pouring cash into high-yield mutual funds at a record pace in 1996. September witnessed the highest monthly net inflows on record ($2.3 billion), eclipsing the previous high in November 1992 ($1.6 billion). Year to date through September, high yield fund net inflows totaled $11.3 billion (versus $7.9 billion for the same period in 1995), thus already exceeding the previous annual record of $9.6 billion set in 1986.

    As reflected by the level of new issuance, institutions are also finding high yield very attractive. New issuance for 1996 thus far totaled $54.8 billion at the end of September, nearly double last year's $29.9 billion for the same period. The average market-weighted new-issue offer yield was 11.11% at month-end, versus 10.93% for 1995 as a whole.

HIGH-YIELD SECURITIES

    Currently, the high-yield market is being propelled forward by an auspicious combination of technical and fundamental factors. For example, interest rates are both stable and relatively low, each of which is beneficial to high-yield performance. A stable economy suggests that issuer defaults should remain below historical averages, while low rates help to attract income-oriented investors looking for more yield than is available from investment-grade instruments.
    Our strategy continues to be focused on opportunistic investment in companies that we believe offer operating performance improvement and deleveraging potential over the longer term. We also favor companies whose core operations should perform relatively well regardless of the state of the economy, as well as those which may be desirable candidates for future mergers and acquisitions activity. We assign overweighted allocations to industries that we believe have a good operating outlook and could benefit from consolidation trends.
    This approach is particularly reflected by several of our sector concentrations:

    TELECOMMUNICATIONS. This industry should benefit from the landmark telecommunications legislation enacted in early 1996. The wireless communications segment is poised for tremendous growth over the near term as the Information Highway takes shape. Therefore, we believe that this segment, which is in the early phase of its growth cycle, will be able to grow even through an economic downturn.
    Going forward, we expect the broad telecom industry to continue to consolidate, a trend from which high-yield issuers should benefit. Accordingly, telecom is among our largest industry exposures. Its 11.1% weighting in the Portfolio (as of September 30) is about 1.7 times its 6.6% concurrent weighting in the Salomon Brothers High Yield Market Index.

    GAMING. We are attracted to this sector for much the same reasons that we like telecom. It is growing and consolidating and is relatively less affected by the macroeconomic environment. Although we believe that Atlantic City may become overbuilt over the next few years, the sector's long-term prospects remain bright.

    CABLE AND MEDIA. As with telecom, we expect cable/ media's recent consolidation trend to continue. Cable TV companies need to become larger, with more contiguous systems, in order both to offer local phone service in the future and to compete against the regional Bell operating companies.

MORTGAGE AND ASSET-BACKED SECURITIES

    Three factors most benefited mortgage-backed securities ("MBS") during the third quarter: relatively stable interest rates, modest new supply and the strength (i.e., lower yields) of the investment-grade corporate bond market.
    Rate stability is good for MBS because it generally lowers volatility in the government and corporate sectors, thus allowing for greater MBS liquidity. In this climate, intermediate-term instruments such as collateralized mortgage obligations ("CMOs") have done well. We are maintaining the Fund's existing CMO positions because their yields to effective maturity are about 20 to 40 basis points higher than those of comparable investment-grade corporates.
    The Fund also owns asset-backed securities ("ABS"), which are instruments whose credit quality and income stream are backed by various types of consumer-related receivables (most notably from credit cards and auto financings). Like MBS, ABS yields are typically higher than those of comparable investment-grade corporates. ABS have performed well during the past year, particularly since many pension funds and other institutional investors have dropped their historical restrictions against ABS investment. As a result, many institutions have begun to buy ABS in place of corporates within their investment-grade allocations.

INTERNATIONAL HOLDINGS

    With regard to our international holdings, our near-term investment stance is marginally defensive. Accordingly, we are considering several measures to be gradually implemented over the next few months. These include a shift in asset allocation to overweight holdings in underperforming markets like the U.S., Japan, U.K. and Canada; the under-weighting of core European markets; and the maintenance of existing positions in high-yielding European markets such as Spain and Sweden.
    Our positive view on global bonds for 1997 is based on two strong factors. We believe that 1) interest rates have further room for downward movement and 2) the powerful trend of economic globalization will remain intact and be beneficial for the debt of most nations.

OUTLOOK

    Our outlook for the high-yield debt market remains positive. We are maintaining our strategic focus on the generation of a strong income stream as well as pragmatic investment in companies that, over the longer term, we believe offer improving operating performance and deleveraging potential. We continue to find good opportunities among the increasingly large universe of high-yield issues and issuers. As always, we are carefully monitoring market conditions so as to preserve the Fund's capital.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to BEA Associates at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

          [SIG]

Robert J. Moore
PRESIDENT AND CHIEF INVESTMENT OFFICER

          [SIG]
Daniel H. Sigg
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

PORTFOLIO OF INVESTMENTS (UNAUDITED)
---------
SEPTEMBER 30, 1996

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
DOMESTIC SECURITIES (87.2%)
---------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (61.5%)
----------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.9%)
            GPA Holland
             B.V. Medium Term Notes
             8.625%, 1/15/99                            N/R        $   500        $    498,750
            Tracor, Inc.,
             Series A, Gtd. Sr. Sub. Notes
             10.875%, 8/15/01                            B2            250             267,500
                                                                                  ------------
            GROUP TOTAL                                                                766,250
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
BROADCASTING (4.9%)
         (8) Australis Media Ltd.
             Yankee Gtd. Sr. Sub. Discount Notes
             0.00%, 5/15/03                             Caa            225             130,500
            Chancellor Broadcasting Co.
             Gtd. Sr. Sub. Notes
             12.50%, 10/1/04                             B3            375             421,406
         (8) EchoStar Communications Corp.
             Gtd. Sr. Discount Notes
             0.00%, 6/1/04                               B2            500             392,500
            NWCG Holdings Corp.,
             Series B, Sr. Discount Notes
             Zero Coupon, 6/15/99                       Caa            500             401,875
         (3) Park Broadcasting Inc.,
             Sr. Notes
             11.75%, 5/15/04                             B2            250             285,625
            Pegasus Media & Communications, Inc.
             Series B, Notes
             12.50%, 7/1/05                              B3            500             527,500
            Sinclair Broadcast Group
             Sr. Sub. Notes
             10.00%, 9/30/05                             B2            300             303,750
         (8) Spanish Broadcasting Systems
             Sr. Notes
             7.50%, 6/15/02                              B3            500             520,000
            United International Holdings
             Sr. Secured Debentures
             Zero Coupon, 11/15/99                       B3          1,000             700,000
            Univision Network Holding L.P.
             Sub. Notes
             Zero Coupon, 12/17/02                      N/R            573             389,691
            Young Broadcasting, Inc.,
             Series B, Gtd. Sr. Sub. Notes
             9.00%, 1/15/06                              B2            200             188,500
                                                                                  ------------
            GROUP TOTAL                                                              4,261,347
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
CABLE (3.8%)
         (8) American Telecasting, Inc.
             Sr. Discount Notes
             0.00%, 6/15/04                             Caa            325             242,125
            Charter Communications Southeast L.P.,
             Series B, Sr. Notes
             11.25%, 3/15/06                             B3            250             257,500

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------

            Comcast Corp.
             Sr. Sub. Notes
             9.125%, 10/15/06                            B1        $   250        $    248,750
         (8) Comcast UK Cable Partners Ltd.
             Yankee Sr. Debentures
             0.00%, 11/15/07                             B2            500             316,875
         (4) Falcon Holding Group L.P.
             Sr. Sub. Notes
             11.00%, 9/15/03                            N/R            418             386,512
         (8) Helicon Group L.P.
             Sr. Secured Notes
             9.00%, 11/1/03                              B1            650             658,125
         (3) Lenfest Communications, Inc.
             Sr. Sub. Notes
             10.50%, 6/15/06                             B2            500             516,250
         (2) Scott Cable Communications, Inc.
             Sub. Debentures
             12.25%, 4/15/01                             B3            500             300,000
   (2)(6)(8) Simmons Cable Sr. Sub. Notes
             15.747%, 4/30/96                           N/R            500             385,000
                                                                                  ------------
            GROUP TOTAL                                                              3,311,137
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
CHEMICALS (2.4%)
         (8) Harris Chemical N.A.
             Sr. Secured Debentures
             10.25%, 7/15/01                             B2            500             510,000
            NL Industries Inc.:
         (8) Sr. Secured Discount Debentures
             0.00%, 10/15/05                             B2            400             337,000
            Sr. Secured Debentures
             11.75%, 10/15/03                            B1            250             262,500
            Rexene Corp. Sr. Notes
             11.75%, 12/1/04                             B1            400             436,000
            UCC Investor's Holdings, Inc.
             Sr. Sub. Notes
             11.00%, 5/1/03                              B3            500             523,750
                                                                                  ------------
            GROUP TOTAL                                                              2,069,250
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (0.3%)
            Presley Companies
             Sr. Notes
             12.50%, 7/1/01                              B3            250             243,125
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (4.5%)
        (10) Jordan Industries, Inc.
             Sr. Notes
             10.375%, 8/1/03                             B3            500             482,500
            Marvel III Holdings, Inc.,
             Series B, Sr. Secured Debentures
             9.125%, 2/15/98                            Caa            700             656,250
            Renaissance Cosmetics, Inc.,
             Series B, Sr. Notes
             13.75%, 8/15/01                            N/R            500             535,000
            Revlon Consumer Products, Inc.
             Series B, Sr. Sub. Notes
             10.50%, 2/15/03                             B3            450             466,875

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
            Revlon Worldwide Corp.,
             Series B, Sr. Secured Discount Notes
             Zero Coupon, 3/15/98                        B3        $   750        $    658,125
         (8) Specialty Foods Acquisition Corp.,
             Series B, Sr. Secured Discount
             Debentures
             0.00%, 8/15/05                              Ca          1,500             645,000
         (4) Town & Country Corp.
             Sr. Sub. Notes
             13.00%, 5/31/98                            Caa            616             505,175
                                                                                  ------------
            GROUP TOTAL                                                              3,948,925
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
ELECTRONICS (0.3%)
            Advanced Micro Devices, Inc.
             Sr. Secured Notes
             11.00%, 8/1/03                             Ba1            250             258,125
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
ENERGY (1.6%)
            Falcon Drilling Co., Inc.
             Series B, Sr. Notes
             9.75%, 1/15/01                             Ba3            375             379,688
            Gulf Canada Resources Ltd.
             Yankee Sr. Sub. Debentures
             9.25%, 1/15/04                             Ba3            450             461,812
            Kelley Oil & Gas Corp.
             Sr. Notes
             13.50%, 6/15/99                             B2            200             226,000
            Maxus Energy Corp.:
             Series B, Notes
             9.375%, 11/1/03                             B1            250             246,875
            Notes
             9.375%, 11/1/03                             B1            100             100,000
                                                                                  ------------
            GROUP TOTAL                                                              1,414,375
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.1%)
         (3) American Skiing Company,
             Sr. Sub. Notes
             12.00%, 7/15/06                             B3            200             199,000
            GNF Corp., Series B,
             First Mortgage Notes
             10.625%, 4/1/03                             B1            500             547,500
            Genmar Holdings, Inc.
             Series A, Sr. Sub. Notes
             13.50%, 7/15/01                            Caa            500             477,500
         (8) Imax Corp.
             Series B, Yankee Sr. Notes
             7.00%, 3/1/01                               B1            250             247,188
            PTI Holdings, Inc.
             Sub. Notes
             Zero Coupon, 12/17/02                      N/R            507             344,702
                                                                                  ------------
            GROUP TOTAL                                                              1,815,890
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.5%)
            American Banknote Corp.
             Series B, Sr. Notes
             11.625%, 8/1/02                             B2            250             231,875
                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------

      (3)(8) Consorcio G Grupo Dina S.A./ MCII
             Holdings (USA), Inc.
             Sr. Secured Notes
             0.00%, 11/15/02                            N/R        $   250        $    202,500
                                                                                  ------------
            GROUP TOTAL                                                                434,375
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
HEALTH CARE (1.0%)
         (4) General Medical Corp.,
             Series A, Sub. Debentures
             12.125%, 8/15/05                           Caa            597             598,493
            Regency Health Services, Inc.
             Gtd Sr. Sub. Notes
             9.875%, 10/15/02                            B2            300             301,500
                                                                                  ------------
            GROUP TOTAL                                                                899,993
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.3%)
            Alpine Group, Inc.
             Series B, Gtd. Sr. Secured Notes
             12.25%, 7/15/03                             B3            250             256,875
            Atlantis Group, Inc.
             Sr. Notes
             11.00%, 2/15/03                             B2            250             250,000
         (3) Delco Remy International, Inc.
             Gtd. Sr. Sub. Notes
             10.625%, 8/1/06                             B2            250             257,500
            G.I. Holdings, Inc.,
             Series B, Sr. Notes
             10.00%, 2/15/06                            Ba3            433             433,000
            Haynes International, Inc.
             Sr. Notes
             11.625%, 9/1/04                             B3            250             257,500
            MVE Inc.
             Sr. Secured Debentures
             12.50%, 2/15/02                             B3            500             530,000
         (3) SRI Receivables Purchase Co., Inc.
             Trust Certificate-Backed Notes
             12.50%, 12/15/00                           N/R            500             505,000
            Specialty Equipment Companies, Inc.
             Sr. Sub. Notes
             11.375%, 12/1/03                            B3            700             750,750
         (3) Terex Corp.
             Gtd. Sr. Notes
             13.75%, 5/15/02                            Caa            500             526,250
                                                                                  ------------
            GROUP TOTAL                                                              3,766,875
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
METALS & MINING (3.3%)
            Algoma Steel, Inc.
             Yankee First Mortgage Notes
             12.375%, 7/15/05                            B1            500             522,500
            Armco, Inc.
             Sr. Notes
             11.375%, 10/15/99                           B2            500             522,500
            Bayou Steel Corp.
             First Mortgage Notes
             10.25%, 3/1/01                              B2            300             291,000
            Republic Engineered Steel, Inc.
             First Mortgage Bonds
             9.875%, 12/15/01                            B3            350             334,250

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
            Sheffield Steel Corp.
             First Mortgage Notes
             12.00%, 11/1/01                            Caa        $   500        $    462,500
         (8) Silgan Holdings, Inc.
             Sr. Discount Debentures
             13.25%, 12/15/02                            B3            165             167,475
            WCI Steel, Inc.
             Series B, Sr. Notes
             10.50%, 3/1/02                              B1            200             220,000
            Weirton Steel Corp.,
             Sr. Notes
             11.375%, 7/1/04                            N/R            300             301,500
                                                                                  ------------
            GROUP TOTAL                                                              2,821,725
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (3.5%)
            Container Corp. of America
             Gtd. Sr. Notes
             9.75%, 4/1/03                               B1            250             253,750
         (8) Crown Packaging Holdings Ltd.
             Series B, Sr. Sub. Discount Notes
             0.00%, 11/1/03                             Caa          1,300             552,500
         (3) Four M Corp.,
             Series A, Sr. Secured Notes,
             12.00%, 6/1/06                              B2            350             371,000
            Gaylord Container Corp.
             Sr. Notes
             11.50%, 5/15/01                             B3            250             265,000
            Sr. Sub. Debentures
             12.75%, 5/15/05                            Caa            500             548,750
         (8) Ivex Holdings Corp.
             Series B, Sr. Debentures
             0.00%, 3/15/05                             Caa          1,250             790,625
         (3) Stone Container Finance Co.,
             Series C, Gtd Sr. Notes
             11.50%, 8/15/06                             B1            250             257,500
                                                                                  ------------
            GROUP TOTAL                                                              3,039,125
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.1%)
            Fort Howard Corp.
             Sub. Notes
             10.00%, 3/15/03                             B2            500             515,000
            Mail-Well Corp.
             Sr. Sub. Notes
             10.50%, 2/15/04                             B2            500             490,000
            Malette, Inc.
             Yankee Sr. Secured Debentures
             12.25%, 7/15/04                            Ba3            250             267,500
        (10) Repap Wisconsin, Inc.
             Sr. Secured Debentures
             9.875%, 5/1/06                             Caa            250             245,000
            Stone-Consolidated Corp.
             Yankee Sr. Secured Debentures
             10.25%, 12/15/00                           Ba1            250             264,375
                                                                                  ------------
            GROUP TOTAL                                                              1,781,875
                                                                                  ------------
--------------------------------------------------------------------
-------------
                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
RESTAURANTS, HOTELS & GAMING (7.0%)
            American Restaurant Group, Inc.
             Series 92, Sr. Notes
             13.00%, 9/15/98                            N/R        $   500        $    455,000
         (3) Argosy Gaming Company
             1st Mortgage Notes
             13.25%, 6/1/04                              B1            225             223,875
            Bally's Casino Holdings, Inc.
             Sr. Notes
             Zero Coupon, 6/15/98                        B2            600             532,500
            Bally's Park Place Funding, Inc.
             First Mortgage Notes
             9.25%, 3/15/04                             Ba3            250             268,750
            Boomtown, Inc.
             First Mortgage Notes
             11.50%, 11/1/03                             B1            500             510,000
            Casino America, Inc.
             Gtd. Sr. Notes
             12.50%, 8/1/03                              B1            250             261,562
   (3)(5)(6) Casino Magic of Louisiana, Corp.
             First Mortgage Notes
             13.00%, 8/15/03
             (acquired 8/16/96, cost $250,000)           B3            250             253,750
         (4) Colorado Gaming & Entertaiment, Co.
             Sr. Notes
             12.00%, 6/1/03                             N/R             88              82,280
         (2) Elsinore Corp.
             First Mortgage Notes
             12.50%, 10/1/00                            N/R            100              52,000
            G.B. Property Funding Corp.
             First Mortgage Notes
             10.875%, 1/15/04                            B3            500             435,000
            Grand Casinos Inc.,
             First Mortgage Bonds
             10.125%, 12/1/03                           Ba3            250             245,938
            Griffin Gaming & Entertainment, Inc.
             Mortgage Notes
             11.00%, 9/15/03                            N/R            500             527,500
            HMC Acquisition Properties,
             Series B, Gtd. Sr. Notes
             9.00%, 12/15/07                            Ba3            450             429,750
            Horseshoe Gaming L.L.C.
             Series B, Sr. Notes
             12.75%, 9/30/00                             B1            375             401,250
            Mohegan Tribal Gaming Authority,
             Series B, Sr. Secured Notes
             13.50%, 11/15/02                           N/R            350             441,000
            Trump Atlantic City,
             First Mortgage Notes
             11.25%, 5/1/06                              B1            500             492,500
            Trump's Castle Funding, Inc.
             Mortgage Bonds
             11.75%, 11/15/03                           Caa            500             510,000
                                                                                  ------------
            GROUP TOTAL                                                              6,122,655
                                                                                  ------------
--------------------------------------------------------------------
-------------

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
RETAIL (5.9%)
            Big V Supermarkets, Inc.
             Sr. Sub. Notes
             11.00%, 2/15/04                             B3        $   500        $    480,000
            Brylane L.P. Gtd.
             Sr. Sub. Notes
             10.00%, 9/1/03                              B2            500             511,250
            County Seat Stores, Inc.
             Sr. Sub. Notes
             12.00%, 10/1/02                             Ca            500             165,000
            Dairy Mart Conveniences Stores, Inc.
             Sr. Sub. Notes
             10.25%, 3/15/04                             B3            626             604,090
            Duane Reade Corp.
             Sr. Notes
             12.00%, 9/15/02                             B3            250             242,500
            Farm Fresh, Inc.
             Series A , Sr. Notes
             12.25%, 10/1/00                             B3            150             112,500
            Sr. Notes
             12.25%, 10/1/00                             B3            500             385,000
            Great American Cookie Co.,
             Series B, Sr. Sec. Debentures
             10.875%, 1/15/01                            B3            500             420,000
            Hills Stores Co.
             Gtd. Sr. Notes
             12.50%, 7/1/03                              B1            300             269,250
            Pathmark Stores, Inc.
         (8) Jr. Sub. Notes
             0.00%, 11/1/03                              B3            850             563,125
             Sr. Sub. Notes
             9.625%, 5/1/03                              B2            500             487,500
            Ralph's Grocery Co.
             Sr. Notes
             10.45%, 6/15/04                             B1            300             304,125
            Waban, Inc.
             Sr. Sub. Notes
             11.00%, 5/15/04                            Ba3            550             569,250
                                                                                  ------------
            GROUP TOTAL                                                              5,113,590
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (11.1%)
            A+ Network, Inc.
             Sr. Sub. Notes
             11.875%, 11/1/05                           Caa            250             241,875
         (8) American Communications Services, Inc.
             Sr. Discount Notes
             0.00%, 11/1/05                             N/R          1,000             575,000
         (8) Arch Communications Group, Inc.
             Sr. Discount Notes
             0.00%, 3/15/08                              B3            400             224,000
         (8) Brooks Fiber Properties, Inc.
             Sr. Discount Notes
             0.00%, 3/1/06                              N/R            450             276,750
         (8) Dial Call Communications
             Sr. Discount Notes
             0.00%, 4/15/04                              B3            500             338,750
         (8) Diamond Cable Communications plc
             Yankee Sr. Discount Notes
             0.00%, 12/15/05                             B3          1,000             645,000
                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------

      (3)(8) GST Telecommunications, Inc.
             Conv. Sr. Discount Notes
             0.00%, 12/15/05                            N/R        $   100        $     83,000
         (8) GST USA, Inc.
             Guaranteed Notes
             0.00%, 12/15/05                            N/R            800             432,000
            Geotek Communications, Inc.
             Convertible Sr. Sub. Notes
             12.00%, 12/15/01                           Caa            350             406,000
         (8) Hyperion Telecommunications, Inc.,
             Series B, Sr. Discount Notes
             0.00%, 4/15/03                               B            750             465,000
         (8) IntelCom Group (U.S.A.), Inc.
             Sr. Discount Notes
             0.00%, 9/15/05                             N/R            350             234,500
         (8) In-Flight Phone Corp.
             Series B, Sr. Discount Notes
             0.00%, 5/15/02                             Caa            500             165,000
         (3) InterMedia Capital Partners
             Sr. Notes
             11.25%, 8/1/06                              B2            250             257,500
            Intermedia Communications, Inc.
             Series B, Sr. Notes
             13.50%, 6/1/05                              B3            300             343,500
         (8) International CableTel, Inc.,
             Series B, Sr. Deferred Coupon Notes
             0.00%, 2/1/06                               B3            500             300,000
         (8) MFS Communications Co., Inc.
             Discount Notes
             0.00%, 1/15/04                              B1            350             294,000
            Metrocall, Inc.
             Sr. Sub. Notes
             10.375%, 10/1/07                            B3            250             207,500
            Mobile Telecommunications Technologies
             Corp.
             Sr. Sub. Notes
             13.50%, 12/15/02                            B3            250             260,000
         (8) Nextel Communications, Inc.
             Sr. Notes
             0.00%, 8/15/04                              B3            700             451,500
         (3) Orbcomm Global L.P./Orbcomm Global
             Capital Corp.
             Sr. Notes
             14.00%, 8/15/04                             B3            250             256,250
         (8) Pagemart Nationwide, Inc.
             Sr. Discount Notes
             0.00%, 2/1/05                              N/R            750             502,500
            Paging Network, Inc.
             Sr. Sub. Notes
             10.125%, 8/1/07                             B2            500             507,500
         (3) Petersburg Long Distance Telephone, Inc.
             Conv. Sub. Notes
             9.00%, 6/1/06                              N/R             80              96,000
         (8) PriCellular Wireless Corp.
             Discount Notes
             0.00%, 10/1/03                              B3            450             362,250
        (10) Sprint Spectrum L.P./Sprint Spectrum
             Finance Corp.
             Sr. Notes
             11.00%, 8/15/06                             B2            450             463,500

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
            Teleport Communications Group, Inc.
             Sr. Notes
             9.875%, 7/1/06                              B1        $   250        $    256,250
         (8) Sr. Discount Notes
             0.00%, 7/1/07                               B1            550             352,000
         (8) Videotron Holdings plc
             Yankee Discount Notes
             0.00%, 8/15/05                              B3          1,000             662,500
                                                                                  ------------
            GROUP TOTAL                                                              9,659,625
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (1.2%)
            Collins & Aikman Products Co.
             Sr. Sub Notes
             11.50%, 4/15/06                             B3            250             263,125
            Parisian, Inc.,
             Sr. Sub Notes
             9.875%, 7/15/03                            Caa            250             245,625
            Synthetic Industries, Inc.
             Sr. Sub. Notes
             12.75%, 12/1/02                             B3            500             540,000
                                                                                  ------------
            GROUP TOTAL                                                              1,048,750
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
TRANSPORTATION (0.8%)
            CHC Helicopter Corp.
             Yankee Sr. Sub. Notes
             11.50%, 7/15/03                             B3            250             248,125
            USAir, Inc.
             Gtd. Sr. Notes
             10.00%, 7/1/03                              B3            500             475,000
                                                                                  ------------
            GROUP TOTAL                                                                723,125
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $54,010,172)                                                                53,500,137
                                                                                  ------------
---------------------------------------------------------------------
-----------------
GOVERNMENT & AGENCY SECURITIES (7.9%)
----------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (2.3%)
            30 yr TBA
             8.00%                                      Aaa          2,000           2,020,000
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.4%)
            30 yr TBA
             7.00%                                      Aaa            400             375,624
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
            Graduated Payment
             12.75%, 11/15/13                           Aaa             28              33,103
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
U.S. DEPT. OF VETERANS AFFAIRS (0.4%)
            Vendee Mortgage Trust
             Series 1995-2B, Class 2D
             7.50%, 10/15/17                            N/R            350             345,950
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY BOND (0.8%)
        (10) 8.75%, 8/15/20                             Aaa            550             655,446
                                                                                  ------------
--------------------------------------------------------------------
-------------
                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------

U.S. TREASURY NOTES (4.0%)
        (10) 5.375%, 5/31/98                            Aaa        $   655        $    648,037
             7.50%, 2/15/05                             Aaa            200             210,468
        (10) 7.75%, 11/30/99                            Aaa          2,500           2,600,000
                                                                                  ------------
            GROUP TOTAL                                                              3,458,505
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $6,894,689)                                                                  6,888,628
                                                                                  ------------
---------------------------------------------------------------------
-----------------
COLLATERALIZED SECURITIES (1.9%)
----------------------------------------------------------------------------------
-----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%)
            Drexel, Burnham & Lambert Trust
             REMIC-PAC,
             Series S, Class 2
             9.00%, 8/1/18                              Aaa            782             792,607
            Kidder Peabody Acceptance Corp.
             Series 1993-C1, Class A3
             6.80%, 9/1/06                              Aaa            400             388,000
            Series 1993-M3, Class A
             6.50%, 11/25/25                            Aaa            267             264,414
            Nationscredit Grantor Trust,
             Retail Installment
             Sale Contracts
             Series 1996-1,
             Class A
             5.85%, 9/15/11                             Aaa            230             224,192
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED SECURITIES
  (Cost $1,700,613)                                                                  1,669,213
                                                                                  ------------
---------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (4.6%)

-----------------------------------------------------
----------

            Green Tree Financial Corp.
             Manufactured Housing Installment Sale
             Contracts: Series 1995-4, Class A3
             6.30%, 7/15/25                              Aaa           1,650         1,629,887
             Series 1993-4, Class B1
             7.20%, 1/15/19                             Baa3           1,043         1,015,621
         (9) Merrill Lynch Home Equity Acceptance
             Trust
             Series 1994-A, Class A-2
             6.1875%, 7/17/22                             A3           1,349         1,348,904
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost S4,026,511)                                                                  3,994,412
                                                                                  ------------
---------------------------------------------------------------------
-----------------
UNITS (3.8%)
----------------------------------------------------------------------------------
-----------------
            Cellular Communications, International,
             Inc. Notes,
             Zero Coupon, 8/15/00                        B3          1,000             655,000

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
--------------------------------------------------------------------
-------------
      (3)(8) Crown Packaging Enterprises Ltd.
             Sr. Secured Discount Notes 0.00%,
             8/1/06                                     N/R        $   775        $    301,917
(3)(5)(6)(8) DIVA Systems Corp.,
             Sub. Discount Notes
             0.00%, 5/15/06
             (acquired 5/30/96, cost $485,851)          N/R            900             486,000
            Health O Meter, Inc.
             Gtd. Sr. Sub. Notes
             0.00%, 8/15/02                              B3            500             542,500
      (3)(8) InterAct Systems Inc.
             Sr. Discount Notes
             0.00%, 8/1/03                              N/R            400             272,000
(3)(5)(6)(8) Petersburg Long Distance Inc.,
             Sr. Discount Notes
             0.00%, 6/1/04
             (acquired 5/24/96, cost $411,968)          N/R            560             456,400
      (3)(8) Real Time Data Inc.
             Sub. Discount Notes
             0.00%, 8/15/06                             N/R            500             270,000
            Renaissance Cosmetics, Inc.,
             Series B, 14% Sr. Redeemable               N/R            200             200,000
         (8) Wireless One, Inc.
             Sr. Discount Notes
             0.00%, 8/1/06                               B3            250             136,250
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL UNITS
  (Cost $3,189,583)                                                                  3,320,067
                                                                                  ------------
--------------------------------------------------------------------
-------------
                                                                   Shares
---------------------------------------------------------------------
-----------------
COMMON STOCKS (1.7%)
----------------------------------------------------------------------------------
-----------------
BROADCASTING (0.0%)
         (3) Pegasus Media & Communications, Inc.
             Class B                                                    50              17,500
                                                                                  ------------
--------------------------------------------------------------------
-------------
CONSUMER PRODUCTS & SERVICES (0.4%)
   (1)(5)(6) Applause Enterprises, Inc.
             (acquired 11/8/91, cost $72,200)                        1,900               5,700
   (1)(5)(6) Dr. Pepper Bottling Holdings, Inc.
             (acquired 10/21/88, cost $54,000)                      60,000             285,000
         (1) Specialty Foods Corp.                                  22,500              11,250
                                                                                  ------------
            GROUP TOTAL                                                                301,950
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
ENTERTAINMENT (0.9%)
         (1) Gillett Holdings, Inc.                                 22,500             787,500
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(6)(7) Westfed Holdings Inc. Class B
             (acquired 9/20/88, cost $100)                           4,223                   0
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.3%)
         (1) Alpine Group, Inc.                                      3,773              26,173
(1)(5)(6)(7) CIC I Acquisition Corp.
             (acquired 10/18/89, cost $1,076,700)                    2,944             200,192
                                                                                  ------------
            GROUP TOTAL                                                                226,365
                                                                                  ------------
                                                                   Shares            Value
--------------------------------------------------------------------
-------------

PAPER & FOREST PRODUCTS (0.0%)
            Mail-Well, Inc.                                          3,551        $     30,183
                                                                                  ------------
--------------------------------------------------------------------
-------------
RESTAURANTS, HOTELS & GAMING (0.1%)
         (1) Casino America Inc.                                     4,982              33,629
         (1) Colorado Gaming & Entertainment, Co.                    8,822              26,466
      (1)(3) Motels of America, Inc.                                   250              19,000
                                                                                  ------------
            GROUP TOTAL                                                                 79,095
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
RETAIL (0.0%)
   (1)(5)(6) Jewel Recovery L.P.
             (acquired 7/30/93, cost $0)                            33,040                   0
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.0%)
         (1) Pagemart Nationwide, Inc.                               3,500              35,875
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $1,924,822)                                                                  1,478,468
                                                                                  ------------
---------------------------------------------------------------------
-----------------
PREFERRED STOCKS (1.8%)
----------------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.3%)
            GPA Group plc
             7% Cumulative Conv.                                   650,000             253,500
                                                                                  ------------
ENERGY (0.2%)
      (1)(7) Consolidated Hydro, Inc.,
             13.50%, Series H Conv.                                  1,500             150,000
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.3%)
            Lady Luck Gaming Corp.,
             Series A                                               10,000             305,000
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
(1)(5)(6)(7) WestFed Holdings,
             Class A
             (acquired 9/20/88-6/18/93, cost
             $1,203,500)                                            14,246              14,246
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.6%)
         (1) SD Warren Co.
             14% Exchangeable                                       13,000             455,000
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.4%)
            K-III Communications Corp.
             10% Exchangeable, Series C                              3,500             315,000
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $3,132,845)                                                                  1,492,746
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
         (1) Terex Corp.,
             expiring 5/15/02 (cost $0)                              2,000               4,000
                                                                                  ------------

                                                                   Shares            Value
--------------------------------------------------------------------
-------------
WARRANTS (0.4%)
         (1) America Communications Services, Inc.,
             expiring 11/1/05                                        1,000        $     75,000
         (1) American Telecasting, Inc.,
             expiring 6/23/99                                          350               1,400
         (1) Australis Media Ltd.,
             expiring 5/15/00                                          225                   0
      (1)(3) Boomtown, Inc.,
             expiring 11/1/98                                          500                 125
         (1) CHC Helicopter Corp.,
             expiring 12/15/00                                       2,000               1,000
         (1) Casino America, Inc.,
             expiring 5/03/01                                          882                 882
         (1) Casino America, Inc.,
             expiring 11/15/96                                       1,632                   0
         (1) Casino Magic of Louisiana Corp.,
             expiring 10/14/96                                       3,000                 150
      (1)(7) Consolidated Hydro, Inc.,
             expiring 12/31/03                                       2,700                   0
         (1) County Seat Stores, Inc.,
             expiring 10/15/98                                         500                  25
      (1)(6) Crown Packaging Holdings,
             expiring 11/1/03                                        1,000               2,000
         (1) Dairy Mart Conveniences Stores, Inc.
             expiring 5/13/98                                        4,172              12,516
      (1)(3) Elsinore Corp.,
             expiring 10/8/98                                        5,329                   0
      (1)(3) Great American Cookie,
             expiring 1/30/00                                           90                 900
         (1) Hemmeter Enterprises, Inc.,
             expiring 12/15/99                                       3,000                   0
      (1)(3) Hyperion Telecommunications, Inc.,
             expiring 4/15/01                                          750                   0
      (1)(3) In-Flight Phone Corp.,
             expiring 8/31/02                                          500                   0
      (1)(3) IntelCom Group, Inc.,
             expiring 9/15/05                                        1,155              17,325
         (1) Intermedia Communications, Inc.,
             expiring 6/1/00                                           300              12,000
         (1) Nextel Communications, Inc.,
             expiring 4/25/99                                          500                   5
      (1)(3) Purity Supreme, Inc.
             expiring 8/1/97                                         1,733                   0
      (1)(3) Renaissance Cosmetics Inc.,
             expiring 8/15/01                                        1,000              50,000
         (1) SD Warren Co.,
             expiring 12/15/06                                       8,000              36,000
         (1) Sheffield Steel Corp.,
             expiring 11/1/01                                        2,500               7,500
         (1) Spanish Broadcasting Systems,
             expiring 6/29/99                                          500             105,000
         (1) United International Holdings,
             expiring 11/15/99                                         600              12,000
      (1)(3) Wright Medical Technology,
             expiring 6/30/03                                          206              26,765
----------------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $177,319)                                                                      360,593
                                                                                  ------------
--------------------------------------------------------------------
-------------

                                                                    Face
                                                      Moody's      Amount
                                                      Ratings       (000)            Value
SHORT-TERM INVESTMENTS (3.6%)
----------------------------------------------------------------------------------
-----------------
FEDERAL HOME LOAN MORTGAGE DISCOUNT NOTE (3.6%)
            Zero Coupon, 10/1/96
            (Cost $3,165,000)                           N/R            $3,165     $  3,165,000
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $78,221,554)                                                                75,873,264
                                                                                  ------------
FOREIGN INCOME SECURITIES (13.9%)
---------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (13.9%)

-----------------------------------------------------
----------

CANADA
            Canadian Government
             Debentures
             8.75%, 12/1/05                             Aa1          CAD  825          675,258
DENMARK
            Kingdom of Denmark Bonds
             8.00%, 3/15/06                             N/R         DKK 5,200          950,047
FRANCE
            Government of France Debentures
             7.50%, 4/25/05                             Aaa        FRF  7,000        1,494,074
GERMANY
            Deutscheland Bundesbank Debentures
             6.75%, 7/15/04                             Aaa         DEM 6,000        4,139,064
SPAIN
            Kingdom of Spain
             10.10%, 2/28/01                            N/R        ESP 47,000          404,731
SUPRANATIONAL
            International Bank for Reconstruction &
             Development Japanese Yen Global Bonds
             5.25%, 3/20/02                             Aaa        JPY 90,000          923,553
SWEDEN
            Kingdom of Sweden Debentures Series 1028
             11.00%, 1/21/99                            Aa1        SEK  2,500          413,812
UNITED KINGDOM
            United Kingdom Treasury
             6.00%, 8/10/99                             Aaa         GBP 2,000        3,113,761
                                                                                  ------------
--------------------------------------------------------------------
-------------
TOTAL FOREIGN INCOME SECURITIES
  (Cost $11,265,923)                                                                12,114,300
                                                                                  ------------
---------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (101.1%)
  (Cost $89,487,477)                                                                87,987,564
                                                                                  ------------
--------------------------------------------------------------------
-------------

                                                                                     Value
--------------------------------------------------------------------
-------------
LIABILITIES IN EXCESS OF OTHER
ASSETS (-1.1%)
                                                                                  $   (961,428)
                                                                                  ------------
----------------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
            Applicable to 8,454,140 issued and outstanding $.001 par value
             shares (authorized 100,000,000 shares)                               $ 87,026,136
                                                                                  ------------
                                                                                  ------------
---------------------------------------------------------------------
-----------------
NET ASSET VALUE PER SHARE
                                                                                  $      10.29
                                                                                  ------------
                                                                                  ------------
---------------------------------------------------------------------
-----------------
MARKET PRICE PER SHARE
                                                                                  $      9.125
                                                                                  ------------
                                                                                  ------------
--------------------------------------------------------------------
-------------
N/R--Not Rated.
PAC--Planned Amortization Class.
REMIC--Real Estate Mortgage Investment Conduit.
STRIPS--Seperate Trading of Registered Interest and Principal Securities.
TBA--To Be Announced. Security is subject to delayed delivery.
 (1)  Non-income producing security.
 (2)  Defaulted security.
 (3)  144A Security. Certain conditions for public sale may exist.
 (4)  Payment in kind bond. Market value includes accrued interest.
 (5)  Restricted as to private and public resale. Total cost of restricted securities at
      September 30, 1996 aggregated $3,554,319. Total market value of restricted securities owned at September 30, 1996 was $1,701,288 or 2.0% of net assets.
 (6)  Private Placement.
 (7)  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
 (8)  Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
 (9)  Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1996.
(10)  All or a portion of this security was pledged as collateral for delayed delivery securities.